Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Notes to the consolidated statements of income
Deferred taxes assets	€ 312,679	€ 315,360
Deferred tax liabilities	936,475	868,452
Net deferred tax liabilities	€ (623,796)	€ (553,092)